Summary of Proforma Effect in Net Revenue, Net Income and Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Mapi
Business Acquisition [Line Items]
Net revenue	$ 1,811,018	$ 1,750,643
Net income	$ 284,903	$ 263,101
Basic earnings per share (dollars per share)	$ 5.26	$ 4.76
Diluted earnings per share (dollars per share)	$ 5.19	$ 4.66
Clinical Research Management Inc.
Business Acquisition [Line Items]
Net revenue		$ 1,713,245	$ 1,639,085
Net income		$ 266,148	$ 244,167
Basic earnings per share (dollars per share)		$ 4.82	$ 4.16
Diluted earnings per share (dollars per share)		$ 4.72	$ 4.05
PMG
Business Acquisition [Line Items]
Net revenue			$ 1,601,891	$ 1,527,685
Net income			$ 243,004	$ 172,390
Basic earnings per share (dollars per share)			$ 4.14	$ 2.80
Diluted earnings per share (dollars per share)			$ 4.03	$ 2.73
MediMedia Pharma Solutions
Business Acquisition [Line Items]
Net revenue			$ 1,581,816	$ 1,556,936
Net income			$ 239,361	$ 179,289
Basic earnings per share (dollars per share)			$ 4.07	$ 2.92
Diluted earnings per share (dollars per share)			$ 3.97	$ 2.84